Gains and Losses on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Commodity Contract	Dec. 31, 2010 Commodity Contract	Dec. 31, 2009 Commodity Contract	Dec. 31, 2010 Interest Rate Swap	Dec. 31, 2009 Interest Rate Swap	Jul. 31, 2009 Cancelled Derivatives	Dec. 31, 2011 Cancelled Derivatives	Dec. 31, 2010 Cancelled Derivatives	Dec. 31, 2009 Cancelled Derivatives
Realized gains (losses):
Total realized gains (losses)					$ 256,989	$ 175,701	$ 407,064	$ 230,237	$ 307,587	$ 400,968	$ (8,021)	$ (42,881)	$ 45,000	$ 26,752	$ (123,865)	$ 48,977
Unrealized gains (losses):
Total realized gains (losses)					192,951	(168,398)	(574,791)	192,951	(232,376)	(591,379)	63,978	16,588
Total gains (losses):
Gains (losses) on oil and natural gas derivatives	439,647	205,515	441,678	(163,961)	449,940	75,211	(141,374)
Losses on interest rate swaps					0	(67,908)	(26,353)
Total gains (losses) on derivative instruments			441,678	(163,961)	449,940	7,303	(167,727)
Realized gains:
Commodity derivatives	117,740	42,081	172,995	97,890
Recovery of bankruptcy claim (see Note 10)	18,277		18,277
Total Realized Gains (Loses)	136,017	42,081	191,272	97,890
Unrealized gains (losses):
Commodity derivatives	303,630	163,434	250,406	(261,851)
Total gains (losses):
Total	$ 439,647	$ 205,515	$ 441,678	$ (163,961)